Unaudited Financial Statements	6 Months Ended
Jun. 30, 2015
Unaudited Financial Statements [Abstract]
Unaudited Financial Statements

(1) Unaudited Financial Statements

The balance sheet as of June 30, 2015, the statements of operations for the three months and six months ended June 30, 2015 and 2014 and the statements of cash flows for the six months ended June 30, 2015 and 2014 have been prepared by Fona, Inc. (the “Company”) without audit, pursuant to the rules and regulations of the Securities and Exchange Commission. Certain information and footnote disclosures, normally included in the financial statements prepared in accordance with accounting principles generally accepted in the United States of America, have been condensed or omitted as allowed by such rules and regulations, and the Company believes that the disclosures are adequate to make the information presented not misleading. In the opinion of management, all adjustments (which include only normal recurring adjustments) necessary to present fairly the financial position, results of operations and changes in financial position at June 30, 2015 and for all periods presented, have been made.

It is suggested that these statements be read in conjunction with the December 31, 2014 audited financial statements and the accompanying notes included in the Company's Annual Report on Form 10-K, filed with the Securities and Exchange Commission.